Investments in Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LGM ENTERPRISES, LLC [Member]
Summary of cost and fair value of marketable securities
The cost and fair value of marketable securities are as follows:

	September 30, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury bill	$61,717	$53	$(39)	$61,731
Municipal bond	9,287	5	(840)	8,452
Corporate/government bond	477	5	—	482
Other bonds	478	5	—	483

	$71,959	$68	$(879)	$71,148

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury bill	$59,764	$319	$—	$60,083
Municipal bond	9,205	40	(838)	8,407
Corporate/government bond	477	—	—	477
Other bonds	478	3	—	481

	$69,924	$362	$(838)	$69,448

Cost and fair value of marketable securities are as follows:

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loses	Fair Value
U.S. treasury bill	$59,764	$319	$—	$60,083
Municipal bond	9,205	40	(838)	8,407
Corporate/government bond	477	—	—	477
Other bonds	478	3	—	481

	$69,924	$362	$(838)	$69,448

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Loses	Fair Value
Corporate/government bond	$1,132	$1	$(3)	$1,130
Municipal bond	9,201	69	(45)	9,225

	$10,333	$70	$(48)	$10,355